Inventories	12 Months Ended
Jun. 30, 2018
Disclosure Of Inventories [Abstract]
Disclosure of inventories [Text Block]
17.
Inventories

	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Merchandise / finished goods	182,198	191,219
Raw materials and work in progress	9,793	9,715
Less allowance for inventory obsolescence	(4,109)	(6,499)
	187,882	194,435

During the year ended June 30, 2018, finished goods, work in progress, raw materials and consumables included in cost of sales in the Statement of Profit or Loss amounted to $564.6 million (2017: $541.9 million; 2016: $544.0 million) (see note 7).

Analysis of movements in allowance for inventory obsolescence is as follows:

	2018	2017
	(US$’000)	(US$’000)
Balance at beginning of year	(6,499)	(5,135)
Inventory write-downs	(3,205)	(3,501)
Reversals	1,307	78
Utilization	4,077	2,148
Exchange differences	211	(89)
Balance at end of year	(4,109)	(6,499)

The write-downs are included in cost of sales in the Statement of Profit or Loss. Consideration is given to factors such as germination levels when assessing the net realizable value of seeds inventory.